Note 13 - Redeemable Non-controlling Interests (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 13 - Redeemable Non-controlling Interests (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 230,992	$ 222,073
Subordinate Noncontrolling Interest Shares	4,300,000	5,100,000
Put and Call Options, If Settled Increase in Diluted Earnings Per Share	$ 1.05	$ 1.64
Redemption Amount [Member]
Note 13 - Redeemable Non-controlling Interests (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 229,259	$ 215,747